Private Placement Warrants	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Warrants and Rights Note Disclosure [Abstract]
Private Placement Warrants
Note 4 — Private Placement Warrants
Simultaneously with the closing of the IPO, the Sponsor, Intrepid Financial Partners, LLC (an affiliate of one of the Company’s underwriters) (“Intrepid Financial Partners”) and FL
Co-Investment,
LLC (an affiliate of one of the Company’s underwriters) (“FL
Co-Investment”)
collectively, the (“Initial Stockholders”), purchased an aggregate of 7,750,000 Private Placement Warrants at a price of $1.00 per warrant ($7,750,000 in the aggregate), and each Private Placement Warrant is exercisable to purchase one share of Class A common stock at a price of $11.50 per share. A portion of the purchase price of the Private Placement Warrants was added to the proceeds from this offering to be held in the Trust Account.

NOTE 4 — PRIVATE PLACEMENT WARRANTS
Simultaneously with the closing of the IPO, the Sponsor, Intrepid Financial Partners, LLC (an affiliate of one of the Company’s underwriters) (“Intrepid”) and FL
Co-Investment,
LLC (an affiliate of one of the Company’s underwriters) (“FL
Co-Investment”)
collectively, the (“Initial Stockholders”), purchased an aggregate of 7,750,000 Private Placement Warrants at a price of $1.00 per warrant ($7,750,000 in the aggregate), and each Private Placement Warrant is exercisable to purchase one share of Class A common stock at a price of $11.50 per share. A portion of the purchase price of the Private Placement Warrants was added to the proceeds from this offering to be held in the Trust Account. Proceeds in excess of the initial fair value of Private Placement Warrants of $1,166,375 are included in
the
statement of changes in stockholders’ equity (deficit) for the year ended December 31, 2021.